Significant accounting policies (Details) - EUR (€) € in Thousands	Jan. 01, 2018	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about adoption of IFRS 16
Operating lease commitments disclosed as at December 31, 2018				€ 27,704	€ 26,346
Lease liability					9
Current lease liabilities		€ 5,826			9
Non-current lease liabilities		19,558
Change in accounting policy affected the statement of financial position
Property, plant and equipment (right-of-use assets)		40,707		23,137	16,692
Other current assets (prepaid expenses)		(9,138)		(8,244)	(6,688)
Total assets		6,068,609		1,439,496	1,286,274
Accumulated losses		(109,223)		(297,779)	(211,441)
Lease liabilities (current and non-current)					9
Deferred income		(414,298)		(149,801)	(122,544)
Total equity and liabilities		6,068,609		1,439,496	1,286,274
IFRS 16
Disclosure of detailed information about adoption of IFRS 16
Weighted average incremental borrowing rate			1.55%
Operating lease commitments disclosed as at December 31, 2018				€ 27,704
Less : discounting effect using the lessee's incremental borrowing rate at the date of initial application			€ (1,223)
Less : other			(569)
Lease liability		25,384	25,912
Current lease liabilities		5,826	4,516		9
Non-current lease liabilities		19,558	21,396
Change in accounting policy affected the statement of financial position
Property, plant and equipment (right-of-use assets)			26,406
Other current assets (prepaid expenses)			(494)
Total assets			25,912
Accumulated losses			416
Lease liabilities (current and non-current)		€ 25,384	25,912
Deferred income			(416)
Total equity and liabilities			€ 25,912
IFRS 15
Change in accounting policy affected the statement of financial position
Accumulated losses	€ 83,200
Deferred income	83,200
IFRS 9
Change in accounting policy affected the statement of financial position
Fair value loss reclassified to accumulated losses	€ 600
IAS 39
Change in accounting policy affected the statement of financial position
Cumulative fair value loss recognized in other comprehensive income					€ 600